Expense Example (Balanced Trust, USD $)	12 Months Ended
May 01, 2011
Series I Class, Balanced Trust
Expense Example:
Year 1	$ 105
Year 3	328
Year 5	569
Year 10	1,259
Series II Class, Balanced Trust
Expense Example:
Year 1	125
Year 3	390
Year 5	676
Year 10	1,489
Series NAV, Balanced Trust
Expense Example:
Year 1	100
Year 3	312
Year 5	542
Year 10	$ 1,201